Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Information

The following Pay Versus Performance Table shows historical compensation information for the Principal Executive Officer (“PEO”) and non-PEO Named Executive Officers (“NEOs”) compared to certain performance measures. No adjustments to total summary compensation were necessary to arrive at compensation actually paid for the years presented below.

PAY VERSUS PERFORMANCE

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for Non-PEO NEOs(2)	Average Compensation Actually Paid to Non-PEO NEOs	Value of Initial Fixed $100 Investment Based on Total Shareholder Return	Net Income (in thousands)

2023	$666,728	$666,728	$496,204	$496,204	$147.17	$8,596
2022	616,339	616,339	575,288	575,288	140.77	8,249
2021	609,233	609,233	1,131,295	1,131,295	164.53	10,083

(1)
During 2023, 2022 and 2021, the PEO was Roger L. Dick, the Company’s Chief Executive Officer.
(2)
During 2023 and 2022, the non-PEO NEOs consisted of R. David Beaver, III and Jeffery L. Trout. During 2021, the non-PEO NEOs consisted of R. David Beaver, III, Brendan P. Duffey and Jeffery L. Trout. Mr. Duffey retired from the Company and the Bank effective January 2, 2020 and is included due to a 2021 lump-sum benefit payment following his retirement.

Named Executive Officers, Footnote
(1)
During 2023, 2022 and 2021, the PEO was Roger L. Dick, the Company’s Chief Executive Officer.
(2)
During 2023 and 2022, the non-PEO NEOs consisted of R. David Beaver, III and Jeffery L. Trout. During 2021, the non-PEO NEOs consisted of R. David Beaver, III, Brendan P. Duffey and Jeffery L. Trout. Mr. Duffey retired from the Company and the Bank effective January 2, 2020 and is included due to a 2021 lump-sum benefit payment following his retirement.

PEO Total Compensation Amount	$ 666,728	$ 616,339	$ 609,233
PEO Actually Paid Compensation Amount	666,728	616,339	609,233
Non-PEO NEO Average Total Compensation Amount	496,204	575,288	1,131,295
Non-PEO NEO Average Compensation Actually Paid Amount	496,204	575,288	1,131,295
Total Shareholder Return Amount	147.17	140.77	164.53
Net Income (Loss)	$ 8,596,000	$ 8,249,000	$ 10,083,000
PEO Name	Roger L. Dick	Roger L. Dick	Roger L. Dick